N-2	Feb. 18, 2026 $ / shares
Cover [Abstract]
Entity Central Index Key	0001588272
Amendment Flag	true
Amendment Description	Explanatory Note This Amendment No. 1 amends Item 8.01 of the Current Report on Form 8-K filed on February 18, 2026 (the “Original Form 8-K”) solely to correct a clerical error in listing the valuation date as January 31, 2025, when the correct date was January 31, 2026. No other changes have been made to the Original Form 8-K.
Securities Act File Number	814-01074
Document Type	8-K/A
Entity Registrant Name	NEXPOINT CAPITAL, INC.
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	934-4700
Entity Emerging Growth Company	false
General Description of Registrant [Abstract]
NAV Per Share	$ 4.43